Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Stock Based Compensation
Summary of stock-based compensation expense

The following table summarizes stock-based compensation expense recognized for the years ended December 31, 2020, 2019 and 2018, as follows:

	2020	2019	2018
Research and development	$6,110	$181	$361
Sales and marketing	4,505	111	114
General and administrative	13,142	945	6,205
Total stock-based compensation expense	$23,757	$1,237	$6,680

Summary of stock option activity

Stock option and RSU activity, prices, and values adjusted by the Exchange Ratio, during the year ended December 31, 2020 is as follows (in thousands, except for share, per share, and contractual term data):

	Options Outstanding					Restricted Stock Units
				Weighted-
				Average			Weighted-
	Number of	Number of	Weighted-	Remaining			Average
	Shares Available	Shares	Average	Contractual	Aggregate	Number of	Grant Date
	for Issuance	Outstanding	Exercise	Term	Intrinsic	Plan shares	Fair Value
	Under the Plan	Under the Plan	Price	(Years)	Value	outstanding	per share
Balance at December 31, 2019	3,855,385	38,794,307	$0.14	7.67	$13,056
Recapitalization Impact	(975,027)	(9,811,081)	0.05
Balance at December 31, 2019	2,880,358	28,983,226	$0.19	7.67	$13,056	—	$—
Additional shares authorized	62,903,028
Options and restricted stock units granted	(36,074,010)	35,732,754	6.70			341,256	17.68
Options exercised(1) and restricted stock units released	—	(20,138,817)	0.78			—	—
Options and restricted stock units canceled	5,791,227	(6,172,670)	0.51			—	—
Balance at December 31, 2020	35,500,603	38,404,493	$5.89	8.27	542,074	341,256	$17.68
Exercisable at December 31, 2019		15,225,162	$0.08	6.85	$8,492
Exercisable at December 31, 2020		13,328,372	$0.10	6.24	$265,186
Unvested at December 31, 2019		13,758,064	$0.31	8.58	$4,564
Unvested at December 31, 2020		25,076,121	$8.96	9.35	$259,710
(1)	The number of options exercised includes early exercises related to the Executive grants noted below.

Summary of assumptions used to estimate the fair value of stock options granted and the resulting fair values

The assumptions used to estimate the fair value of stock options granted and the resulting fair values for the year ended December 31, 2020, 2019 and 2018 were as follows:

	2020	2019	2018
Expected volatility	45.00% – 50.00%	47.17% – 55.47%	47.69% – 49.17%
Risk-free interest rate	0.27% – 1.44%	1.57% – 2.64%	2.60% – 3.06%
Expected term (in years)	4.14 – 6.25	5.00 – 6.86	5.49 – 6.13
Expected dividend yield	—	—	—
Weighted average estimated fair value of stock options granted during the year	$5.06	$0.21	$0.11